Selected Quarterly Financial Data (unaudited) (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Environmental Exit Cost [Line Items]
Withdrawal expenditures - Central States Pension Fund					$ (153.5)	$ (15.9)	$ 0.0
Bridgeton Closed Landfill [Member]
Environmental Exit Cost [Line Items]
Insurance recovery				$ 50.0	$ 50.0
Environmental remediation charge		$ 174.5	$ 36.1
Puerto Rico Multiemployer Pension Plan [Member]
Environmental Exit Cost [Line Items]
Withdrawal expenditures - Central States Pension Fund	$ 4.1
Legal fees	$ 0.4